UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08917

                 Credit Suisse Institutional Fixed Income Fund, Inc.
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 08/31
Date of reporting period: July 1, 2003 - June 30, 2004

ITEM 1. PROXY VOTING RECORD

CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.

This Amendment No. 2 to the Form N-PX is being filed solely for the purpose of modifying the signatory to the Amendment No. 1 to Form N-PX filed on September 13, 2004.

Item 1. Proxy Voting Record. Incorporated by reference to Item 1 of Registrant's filing on Form N-PX filed on September 13, 2004.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         CREDIT SUISSE INSTITUTIONAL FIXED INCOME FUND, INC.

By:      /s/ Michael E. Kenneally
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         Michael E. Kenneally
         Chairman of the Board and Chief Executive Officer

Date:    February 2, 2005